INVESTMENT IN AN AFFILIATE (Narrative) (Details) (New York Global Innovations, Inc. [Member], USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
New York Global Innovations, Inc. [Member]
Investments in and Advances to Affiliates [Line Items]
Common stock purchased	9,915,555	9,915,555
Ownership interest	23.00%	23.00%
Carrying value
Underlying net assets	98	170
Market value	$ 198	$ 496